Investment Strategy	Oct. 31, 2025
Direxion Daily ANET Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of ANET and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to ANET, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Arista Networks, Inc. is a cloud networking company that designs and delivers data-driven networking solutions for large data center, cloud, enterprise, and artificial intelligence environments. Arista Networks, Inc. is headquartered in Santa Clara, California. ANET is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Arista Networks, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36468 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Arista Networks, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, ANET is assigned to the information technology sector and communications equipment industry, which includes exposure to artificial intelligence.The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in ANET that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain ANET exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and communications equipment industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector and communications equipment industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of ANET. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to ANET is consistent with the Fund’s investment objective. The impact of ANET’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of ANET has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of ANET has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Arista Network, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Arista Network, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ANET have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Arista Network, Inc. could affect the value of the Fund’s investments with respect to ANET and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Arista Networks, Inc. is a cloud networking company that designs and delivers data-driven networking solutions for large data center, cloud, enterprise, and artificial intelligence environments. Arista Networks, Inc. is headquartered in Santa Clara, California. ANET is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Arista Networks, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36468 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Arista Networks, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, ANET is assigned to the information technology sector and communications equipment industry, which includes exposure to artificial intelligence.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in ANET that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain ANET exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of ANET and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to ANET, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in ANET that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain ANET exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and communications equipment industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector and communications equipment industry).
Direxion Daily ANET Bear 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (-2X) daily inverse (opposite) or short exposure to ANET, consistent with the Fund’s investment objective.Arista Networks, Inc. is a cloud networking company that designs and delivers data-driven networking solutions for large data center, cloud, enterprise, and artificial intelligence environments. Arista Networks, Inc. is headquartered in Santa Clara, California. ANET is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Arista Networks, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36468 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Arista Networks, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, ANET is assigned to the information technology sector and communications equipment industry, which includes exposure to artificial intelligence.The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in ANET that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain ANET exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and communications equipment industry (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure in the information technology sector and communications equipment industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of ANET. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to ANET is consistent with the Fund’s investment objective. The impact of ANET’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of ANET has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of ANET has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Arista Network, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Arista Network, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ANET have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Arista Network, Inc. could affect the value of the Fund’s investments with respect to ANET and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Arista Networks, Inc. is a cloud networking company that designs and delivers data-driven networking solutions for large data center, cloud, enterprise, and artificial intelligence environments. Arista Networks, Inc. is headquartered in Santa Clara, California. ANET is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Arista Networks, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36468 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Arista Networks, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, ANET is assigned to the information technology sector and communications equipment industry, which includes exposure to artificial intelligence.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in ANET that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain ANET exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (-2X) daily inverse (opposite) or short exposure to ANET, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in ANET that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain ANET exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and communications equipment industry (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure in the information technology sector and communications equipment industry).
Direxion Daily CRWV Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of CRWV and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to CRWV, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.CoreWeave, Inc. is a cloud infrastructure company that provides GPU-accelerated compute and software solutions optimized for artificial intelligence and high-performance computing workloads. CoreWeave, Inc. is headquartered in Livingston, New Jersey. CRWV is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by CoreWeave, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-42563 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding CoreWeave, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, CRWV is assigned to the information technology sector and IT services & consulting industry, which includes exposure to artificial intelligence.The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CRWV that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain CRWV exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of CRWV. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to CRWV is consistent with the Fund’s investment objective. The impact of CRWV’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of CRWV has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of CRWV has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding CoreWeave, Inc from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding CoreWeave, Inc is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRWV have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning CoreWeave, Inc could affect the value of the Fund’s investments with respect to CRWV and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	CoreWeave, Inc. is a cloud infrastructure company that provides GPU-accelerated compute and software solutions optimized for artificial intelligence and high-performance computing workloads. CoreWeave, Inc. is headquartered in Livingston, New Jersey. CRWV is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by CoreWeave, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-42563 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding CoreWeave, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, CRWV is assigned to the information technology sector and IT services & consulting industry, which includes exposure to artificial intelligence.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CRWV that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain CRWV exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of CRWV and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to CRWV, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CRWV that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain CRWV exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector).
Direxion Daily CRWV Bear 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (-2X) daily inverse (opposite) or short exposure to CRWV, consistent with the Fund’s investment objective.CoreWeave, Inc. is a cloud infrastructure company that provides GPU-accelerated compute and software solutions optimized for artificial intelligence and high-performance computing workloads. CoreWeave, Inc. is headquartered in Livingston, New Jersey. CRWV is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by CoreWeave, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-42563 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding CoreWeave, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, CRWV is assigned to the information technology sector and IT services & consulting industry, which includes exposure to artificial intelligence.The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CRWV that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain CRWV exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure in the information technology sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of CRWV. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to CRWV is consistent with the Fund’s investment objective. The impact of CRWV’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of CRWV has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of CRWV has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding CoreWeave, Inc from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding CoreWeave, Inc is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRWV have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning CoreWeave, Inc could affect the value of the Fund’s investments with respect to CRWV and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	CoreWeave, Inc. is a cloud infrastructure company that provides GPU-accelerated compute and software solutions optimized for artificial intelligence and high-performance computing workloads. CoreWeave, Inc. is headquartered in Livingston, New Jersey. CRWV is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by CoreWeave, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-42563 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding CoreWeave, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, CRWV is assigned to the information technology sector and IT services & consulting industry, which includes exposure to artificial intelligence.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CRWV that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain CRWV exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (-2X) daily inverse (opposite) or short exposure to CRWV, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CRWV that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain CRWV exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure in the information technology sector).
Direxion Daily GEV Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of GEV and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to GEV, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.GE Vernova Inc. is an industrial company focused on energy generation, electrification, and grid solutions, providing equipment and services supporting power generation and transmission worldwide. GE Vernova Inc. is headquartered in Cambridge, Massachusetts. GEV is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by GE Vernova Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-41966 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding GE Vernova Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, GEV is assigned to the industrials sector and electrical equipment industry.The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in GEV that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain GEV exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and electrical equipment industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industrials sector and electrical equipment industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of GEV. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to GEV is consistent with the Fund’s investment objective. The impact of GEV’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of GEV has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of GEV has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding GE Vernova Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding GE Vernova Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of GEV have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning GE Vernova Inc. could affect the value of the Fund’s investments with respect to GEV and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	GE Vernova Inc. is an industrial company focused on energy generation, electrification, and grid solutions, providing equipment and services supporting power generation and transmission worldwide. GE Vernova Inc. is headquartered in Cambridge, Massachusetts. GEV is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by GE Vernova Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-41966 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding GE Vernova Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, GEV is assigned to the industrials sector and electrical equipment industry.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in GEV that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain GEV exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of GEV and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to GEV, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in GEV that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain GEV exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and electrical equipment industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industrials sector and electrical equipment industry).
Direxion Daily GEV Bear 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (-2X) daily inverse (opposite) or short exposure to GEV, consistent with the Fund’s investment objective.GE Vernova Inc. is an industrial company focused on energy generation, electrification, and grid solutions, providing equipment and services supporting power generation and transmission worldwide. GE Vernova Inc. is headquartered in Cambridge, Massachusetts. GEV is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by GE Vernova Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-41966 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding GE Vernova Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, GEV is assigned to the industrials sector and electrical equipment industry.The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in GEV that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain GEV exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and electrical equipment industry (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure in the industrials sector and electrical equipment industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of GEV. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to GEV is consistent with the Fund’s investment objective. The impact of GEV’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of GEV has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of GEV has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding GE Vernova Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding GE Vernova Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of GEV have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning GE Vernova Inc. could affect the value of the Fund’s investments with respect to GEV and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	GE Vernova Inc. is an industrial company focused on energy generation, electrification, and grid solutions, providing equipment and services supporting power generation and transmission worldwide. GE Vernova Inc. is headquartered in Cambridge, Massachusetts. GEV is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by GE Vernova Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-41966 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding GE Vernova Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, GEV is assigned to the industrials sector and electrical equipment industry.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in GEV that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain GEV exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (-2X) daily inverse (opposite) or short exposure to GEV, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in GEV that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain GEV exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and electrical equipment industry (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure in the industrials sector and electrical equipment industry).
Direxion Daily LRCX Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of LRCX and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to LRCX, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Lam Research Corporation is a semiconductor equipment manufacturer that designs, produces, and services wafer fabrication equipment used in the production of integrated circuits. Lam Research Corporation is headquartered in Fremont, California. LRCX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Lam Research Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-12933 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Lam Research Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, LRCX is assigned to the information technology sector and semiconductor industry.The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in LRCX that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain LRCX exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and semiconductor industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector and semiconductor industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of LRCX. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to LRCX is consistent with the Fund’s investment objective. The impact of LRCX’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of LRCX has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of LRCX has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Lam Research Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Lam Research Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of LRCX have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Lam Research Corporation could affect the value of the Fund’s investments with respect to LRCX and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Lam Research Corporation is a semiconductor equipment manufacturer that designs, produces, and services wafer fabrication equipment used in the production of integrated circuits. Lam Research Corporation is headquartered in Fremont, California. LRCX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Lam Research Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-12933 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Lam Research Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, LRCX is assigned to the information technology sector and semiconductor industry.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in LRCX that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain LRCX exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of LRCX and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to LRCX, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in LRCX that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain LRCX exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and semiconductor industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector and semiconductor industry).
Direxion Daily LRCX Bear 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (-2X) daily inverse (opposite) or short exposure to LRCX, consistent with the Fund’s investment objective.Lam Research Corporation is a semiconductor equipment manufacturer that designs, produces, and services wafer fabrication equipment used in the production of integrated circuits. Lam Research Corporation is headquartered in Fremont, California. LRCX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Lam Research Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-12933 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Lam Research Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, LRCX is assigned to the information technology sector and semiconductor industry.The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in LRCX that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain LRCX exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and semiconductor industry (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure in the information technology sector and semiconductor industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of LRCX. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to LRCX is consistent with the Fund’s investment objective. The impact of LRCX’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of LRCX has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of LRCX has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Lam Research Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Lam Research Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of LRCX have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Lam Research Corporation could affect the value of the Fund’s investments with respect to LRCX and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Lam Research Corporation is a semiconductor equipment manufacturer that designs, produces, and services wafer fabrication equipment used in the production of integrated circuits. Lam Research Corporation is headquartered in Fremont, California. LRCX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Lam Research Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-12933 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Lam Research Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, LRCX is assigned to the information technology sector and semiconductor industry.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in LRCX that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain LRCX exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (-2X) daily inverse (opposite) or short exposure to LRCX, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in LRCX that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain LRCX exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and semiconductor industry (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure in the information technology sector and semiconductor industry).
Direxion Daily NEM Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of NEM and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to NEM, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Newmont Corporation is a global mining company primarily engaged in the production of gold, with additional exposure to copper, silver, and other metals. Newmont Corporation is headquartered in Denver, Colorado. NEM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Newmont Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-31240 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Newmont Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, NEM is assigned to the materials sector and metals & mining industry.The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in NEM that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain NEM exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the materials sector and metals & mining industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the materials sector and metals & mining industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of NEM. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to NEM is consistent with the Fund’s investment objective. The impact of NEM’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of NEM has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of NEM has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Newmont Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Newmont Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NEM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Newmont Corporation could affect the value of the Fund’s investments with respect to NEM and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Newmont Corporation is a global mining company primarily engaged in the production of gold, with additional exposure to copper, silver, and other metals. Newmont Corporation is headquartered in Denver, Colorado. NEM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Newmont Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-31240 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Newmont Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, NEM is assigned to the materials sector and metals & mining industry.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in NEM that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain NEM exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of NEM and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to NEM, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in NEM that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain NEM exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the materials sector and metals & mining industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the materials sector and metals & mining industry).
Direxion Daily NEM Bear 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (-2X) daily inverse (opposite) or short exposure to NEM, consistent with the Fund’s investment objective.Newmont Corporation is a global mining company primarily engaged in the production of gold, with additional exposure to copper, silver, and other metals. Newmont Corporation is headquartered in Denver, Colorado. NEM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Newmont Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-31240 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Newmont Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, NEM is assigned to the materials sector and metals & mining industry.The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in NEM that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain NEM exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the materials sector and metals & mining industry (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure in the materials sector and metals & mining industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of NEM. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to NEM is consistent with the Fund’s investment objective. The impact of NEM’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of NEM has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of NEM has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Newmont Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Newmont Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NEM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Newmont Corporation could affect the value of the Fund’s investments with respect to NEM and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Newmont Corporation is a global mining company primarily engaged in the production of gold, with additional exposure to copper, silver, and other metals. Newmont Corporation is headquartered in Denver, Colorado. NEM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Newmont Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-31240 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Newmont Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, NEM is assigned to the materials sector and metals & mining industry.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in NEM that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain NEM exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (-2X) daily inverse (opposite) or short exposure to NEM, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in NEM that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain NEM exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the materials sector and metals & mining industry (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure in the materials sector and metals & mining industry).
Direxion Daily SNDK Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of SNDK and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to SNDK, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Sandisk Corporation is a data storage company that designs, manufactures, and sells NAND flash–based memory solutions for data center, enterprise, and consumer markets. Sandisk Corporation is headquartered in Milpitas, California. SNDK is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Sandisk Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-42420 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Sandisk Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, SNDK is assigned to the information technology sector and technology hardware, storage & peripherals industry.The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SNDK that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain SNDK exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and the technology hardware, storage & peripherals industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector and the technology hardware, storage & peripherals industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of SNDK. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to SNDK is consistent with the Fund’s investment objective. The impact of SNDK’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of SNDK has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of SNDK has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Sandisk Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Sandisk Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SNDK have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Sandisk Corporation could affect the value of the Fund’s investments with respect to SNDK and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Sandisk Corporation is a data storage company that designs, manufactures, and sells NAND flash–based memory solutions for data center, enterprise, and consumer markets. Sandisk Corporation is headquartered in Milpitas, California. SNDK is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Sandisk Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-42420 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Sandisk Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, SNDK is assigned to the information technology sector and technology hardware, storage & peripherals industry.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SNDK that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain SNDK exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of SNDK and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to SNDK, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SNDK that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain SNDK exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and the technology hardware, storage & peripherals industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector and the technology hardware, storage & peripherals industry).
Direxion Daily SNDK Bear 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (-2X) daily inverse (opposite) or short exposure to SNDK, consistent with the Fund’s investment objective.Sandisk Corporation is a data storage company that designs, manufactures, and sells NAND flash–based memory solutions for data center, enterprise, and consumer markets. Sandisk Corporation is headquartered in Milpitas, California. SNDK is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Sandisk Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-42420 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Sandisk Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, SNDK is assigned to the information technology sector and technology hardware, storage & peripherals industry.The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SNDK that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain SNDK exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and the technology hardware, storage & peripherals industry (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure in the information technology sector and the technology hardware, storage & peripherals industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of SNDK. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to SNDK is consistent with the Fund’s investment objective. The impact of SNDK’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of SNDK has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of SNDK has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Sandisk Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Sandisk Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SNDK have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Sandisk Corporation could affect the value of the Fund’s investments with respect to SNDK and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Sandisk Corporation is a data storage company that designs, manufactures, and sells NAND flash–based memory solutions for data center, enterprise, and consumer markets. Sandisk Corporation is headquartered in Milpitas, California. SNDK is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Sandisk Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-42420 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Sandisk Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, SNDK is assigned to the information technology sector and technology hardware, storage & peripherals industry.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SNDK that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain SNDK exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (-2X) daily inverse (opposite) or short exposure to SNDK, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SNDK that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain SNDK exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and the technology hardware, storage & peripherals industry (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure in the information technology sector and the technology hardware, storage & peripherals industry).
Direxion Daily WDC Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of WDC and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to WDC, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Western Digital Corporation is a global data storage company that develops and manufactures hard disk drives, solid‑state drives, and data storage solutions for cloud, enterprise, and consumer applications. Western Digital Corporation is headquartered in San Jose, California. WDC is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Western Digital Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001‑08703 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Western Digital Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, WDC is assigned to the information technology sector and technology hardware, storage & peripherals industry.The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in WDC that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain WDC exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and the technology hardware, storage & peripherals industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector and the technology hardware, storage & peripherals industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of WDC. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to WDC is consistent with the Fund’s investment objective. The impact of WDC’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of WDC has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of WDC has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Western Digital Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Western Digital Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of WDC have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Western Digital Corporation could affect the value of the Fund’s investments with respect to WDC and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Western Digital Corporation is a global data storage company that develops and manufactures hard disk drives, solid‑state drives, and data storage solutions for cloud, enterprise, and consumer applications. Western Digital Corporation is headquartered in San Jose, California. WDC is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Western Digital Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001‑08703 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Western Digital Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, WDC is assigned to the information technology sector and technology hardware, storage & peripherals industry.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in WDC that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain WDC exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of WDC and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to WDC, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in WDC that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain WDC exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and the technology hardware, storage & peripherals industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector and the technology hardware, storage & peripherals industry).
Direxion Daily WDC Bear 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (-2X) daily inverse (opposite) or short exposure to WDC, consistent with the Fund’s investment objective.Western Digital Corporation is a global data storage company that develops and manufactures hard disk drives, solid‑state drives, and data storage solutions for cloud, enterprise, and consumer applications. Western Digital Corporation is headquartered in San Jose, California. WDC is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Western Digital Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001‑08703 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Western Digital Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, WDC is assigned to the information technology sector and technology hardware, storage & peripherals industry.The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in WDC that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain WDC exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and the technology hardware, storage & peripherals industry (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure in the information technology sector and the technology hardware, storage & peripherals industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of WDC. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to WDC is consistent with the Fund’s investment objective. The impact of WDC’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of WDC has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of WDC has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Western Digital Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Western Digital Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of WDC have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Western Digital Corporation could affect the value of the Fund’s investments with respect to WDC and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Western Digital Corporation is a global data storage company that develops and manufactures hard disk drives, solid‑state drives, and data storage solutions for cloud, enterprise, and consumer applications. Western Digital Corporation is headquartered in San Jose, California. WDC is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Western Digital Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001‑08703 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Western Digital Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, WDC is assigned to the information technology sector and technology hardware, storage & peripherals industry.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in WDC that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain WDC exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (-2X) daily inverse (opposite) or short exposure to WDC, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in WDC that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain WDC exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and the technology hardware, storage & peripherals industry (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure in the information technology sector and the technology hardware, storage & peripherals industry).
Direxion Daily DRAM Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of DRAM and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to DRAM, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.DRAM seeks to provide capital appreciation by offering targeted exposure to the global semiconductor memory industry. The Roundhill Memory ETF (“DRAM”) is an actively managed exchange-traded fund ("ETF") that invests primarily in equity securities and equity‑linked instruments of companies (“Memory Companies”) that derive a significant portion of their revenue from memory-related products and technologies, including dynamic random access memory (DRAM), high-bandwidth memory (HBM), NAND flash memory, solid‑state storage devices, and related data‑storage solutions. Under normal market conditions, DRAM invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities or financial instruments, such as total return swaps and forward contracts, that provide exposure to Memory Companies. DRAM's portfolio construction is based on a proprietary selection and weighting methodology that emphasizes companies with leading market share and revenue exposure within the memory ecosystem, subject to a 25% cap on any single issuer at the time of portfolio construction. Portfolio holdings and weights are reviewed and adjusted at least quarterly, though individual issuer weights may exceed these constraints between rebalances due to market movements, corporate actions, or changes in effective exposure resulting from derivative positions. DRAM is non‑diversified and is therefore subject to greater concentration risk than diversified funds. The fund is registered under the Investment Company Act of 1940, as amended, and is also subject to the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the U.S. Securities and Exchange Commission by Roundhill ETF Trust pursuant to the Exchange Act may be obtained through the Securities and Exchange Commission’s website at www.sec.gov under the registrant’s file number. Additional information regarding DRAM may be available from other publicly disseminated sources, including press releases, fund reports, and financial market commentary. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DRAM that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain DRAM exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and semiconductor industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector and semiconductor industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of DRAM. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to DRAM is consistent with the Fund’s investment objective. The impact of DRAM’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of DRAM has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of DRAM has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Roundhill Memory ETF from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Roundhill Memory ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of DRAM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Roundhill Memory ETF could affect the value of the Fund’s investments with respect to DRAM and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying ETF over the same period. The Fund will lose money if the underlying ETF performance is flat over time, and as a result of daily rebalancing, the underlying ETF’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying ETF’s performance increases over a period longer than a single day.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	DRAM seeks to provide capital appreciation by offering targeted exposure to the global semiconductor memory industry. The Roundhill Memory ETF (“DRAM”) is an actively managed exchange-traded fund ("ETF") that invests primarily in equity securities and equity‑linked instruments of companies (“Memory Companies”) that derive a significant portion of their revenue from memory-related products and technologies, including dynamic random access memory (DRAM), high-bandwidth memory (HBM), NAND flash memory, solid‑state storage devices, and related data‑storage solutions. Under normal market conditions, DRAM invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities or financial instruments, such as total return swaps and forward contracts, that provide exposure to Memory Companies. DRAM's portfolio construction is based on a proprietary selection and weighting methodology that emphasizes companies with leading market share and revenue exposure within the memory ecosystem, subject to a 25% cap on any single issuer at the time of portfolio construction. Portfolio holdings and weights are reviewed and adjusted at least quarterly, though individual issuer weights may exceed these constraints between rebalances due to market movements, corporate actions, or changes in effective exposure resulting from derivative positions. DRAM is non‑diversified and is therefore subject to greater concentration risk than diversified funds. The fund is registered under the Investment Company Act of 1940, as amended, and is also subject to the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DRAM that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain DRAM exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of DRAM and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to DRAM, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DRAM that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain DRAM exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and semiconductor industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector and semiconductor industry).
Direxion Daily DRAM Bear 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (-2X) daily inverse (opposite) or short exposure to DRAM, consistent with the Fund’s investment objective.DRAM seeks to provide capital appreciation by offering targeted exposure to the global semiconductor memory industry. The Roundhill Memory ETF (“DRAM”) is an actively managed exchange-traded fund ("ETF") that invests primarily in equity securities and equity‑linked instruments of companies (“Memory Companies”) that derive a significant portion of their revenue from memory-related products and technologies, including dynamic random access memory (DRAM), high-bandwidth memory (HBM), NAND flash memory, solid‑state storage devices, and related data‑storage solutions. Under normal market conditions, DRAM invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities or financial instruments, such as total return swaps and forward contracts, that provide exposure to Memory Companies. DRAM's portfolio construction is based on a proprietary selection and weighting methodology that emphasizes companies with leading market share and revenue exposure within the memory ecosystem, subject to a 25% cap on any single issuer at the time of portfolio construction. Portfolio holdings and weights are reviewed and adjusted at least quarterly, though individual issuer weights may exceed these constraints between rebalances due to market movements, corporate actions, or changes in effective exposure resulting from derivative positions. DRAM is non‑diversified and is therefore subject to greater concentration risk than diversified funds. The fund is registered under the Investment Company Act of 1940, as amended, and is also subject to the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the U.S. Securities and Exchange Commission by Roundhill ETF Trust pursuant to the Exchange Act may be obtained through the Securities and Exchange Commission’s website at www.sec.gov under the registrant’s file number. Additional information regarding DRAM may be available from other publicly disseminated sources, including press releases, fund reports, and financial market commentary. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DRAM that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain DRAM exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and semiconductor industry (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure in the information technology sector and semiconductor industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of DRAM. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to DRAM is consistent with the Fund’s investment objective. The impact of DRAM’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of DRAM has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of DRAM has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Roundhill Memory ETF from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Roundhill Memory ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of DRAM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Roundhill Memory ETF could affect the value of the Fund’s investments with respect to DRAM and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the underlying ETF over the same period. The Fund will lose money if the underlying ETF performance is flat over time, and as a result of daily rebalancing, the underlying ETF’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying ETF’s performance decreases over a period longer than a single day.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	DRAM seeks to provide capital appreciation by offering targeted exposure to the global semiconductor memory industry. The Roundhill Memory ETF (“DRAM”) is an actively managed exchange-traded fund ("ETF") that invests primarily in equity securities and equity‑linked instruments of companies (“Memory Companies”) that derive a significant portion of their revenue from memory-related products and technologies, including dynamic random access memory (DRAM), high-bandwidth memory (HBM), NAND flash memory, solid‑state storage devices, and related data‑storage solutions. Under normal market conditions, DRAM invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities or financial instruments, such as total return swaps and forward contracts, that provide exposure to Memory Companies. DRAM's portfolio construction is based on a proprietary selection and weighting methodology that emphasizes companies with leading market share and revenue exposure within the memory ecosystem, subject to a 25% cap on any single issuer at the time of portfolio construction. Portfolio holdings and weights are reviewed and adjusted at least quarterly, though individual issuer weights may exceed these constraints between rebalances due to market movements, corporate actions, or changes in effective exposure resulting from derivative positions. DRAM is non‑diversified and is therefore subject to greater concentration risk than diversified funds. The fund is registered under the Investment Company Act of 1940, as amended, and is also subject to the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DRAM that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain DRAM exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (-2X) daily inverse (opposite) or short exposure to DRAM, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DRAM that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain DRAM exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and semiconductor industry (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure in the information technology sector and semiconductor industry).